Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)(2) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Loss (in thousands)(5) ($)
2023	8,932,076	3,436,404	3,043,725	1,669,962	56.37	94.03	(152,992)
2022	6,460,934	710,054	3,280,411	2,545,058	68.07	89.90	(104,679)
2021	7,233,959	(4,452,339)	2,876,731	(724,895)	82.95	100.02	(58,744)

(1)
NEOs included in these tables reflect the following individuals:

Year	PEO	Non-PEO NEOs
2023	Jasbir Seehra	Keith Regnante, Simon Cooper, Christopher Rovaldi
2022	Jasbir Seehra	Simon Cooper, Christopher Rovaldi
2021	Jasbir Seehra	Keith Regnante, Jennifer Lachey

(2)
The Summary Compensation Table totals reflected are as reported for the PEO and the average of the non-PEO NEOs for each of 2023, 2022 and 2021.

(3)
Represents the amount of CAP to Dr. Seehra and average amount of CAP to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable Year ($)*	Add: Fair Value at Applicable Year End of Awards Granted During Applicable Year that Remain Unvested as of Applicable Year End ($)*	Add: Change in Fair Value from the end of the Prior Year to the End of the Applicable Year of Awards Granted During Prior Year that Were Outstanding and Unvested as of Applicable Year End ($)*	Add: Change in Fair Value as of the Vesting Date of Prior Years’ Awards that Vested During the Applicable Year ($)*	CAP ($)*
2023	PEO	8,932,076	7,806,530	5,178,540	(1,474,623)	(1,393,059)	3,436,404
	Average Non-PEO NEOs	3,043,725	2,341,959	1,553,562	(452,836)	(132,530)	1,669,962
2022	PEO	6,460,934	5,475,349	5,394,378	(2,648,420)	(3,021,488)	710,054
	Average Non-PEO NEOs	3,280,411	2,598,901	2,429,695	(303,465)	(262,682)	2,545,058
2021	PEO	7,233,959	6,325,872	4,634,176	(5,076,636)	(4,917,966)	(4,452,339)
	Average Non-PEO NEOs	2,876,731	2,272,741	1,664,952	(1,555,904)	(1,437,932)	(724,895)

*
Amount of equity award adjustments may differ from amount reported in the table above due to rounding. The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal years. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Assumptions	As of the Measurement Dates in Fiscal Year 2023	As of the Measurement Dates in Fiscal Year 2022	As of the Measurement Dates in Fiscal Year 2021
Expiration term (years)	2.09 – 6.31	2.38 – 6.56	3.30 – 5.71
Strike price	$0.48 – $70.93	$0.48 – $70.93	$0.48 – $70.93
Volatility	79.03% – 87.76%	79.46% – 84.72%	78.05% – 83.98%
Expected dividend yield	—	—	—
Risk-free interest rate	3.39% – 4.92%	1.16% – 4.21%	0.29% – 1.33%

(4)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of our common stock and the NASDAQ Biotechnology Index at the end of each fiscal year. In each case, assume reinvestment of dividends and an initial investment of $100 on December 31, 2020.

(5)
The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year included in our Annual Report on Form 10-K for the year ended December 31, 2023.

Named Executive Officers, Footnote
(1)
NEOs included in these tables reflect the following individuals:

Year	PEO	Non-PEO NEOs
2023	Jasbir Seehra	Keith Regnante, Simon Cooper, Christopher Rovaldi
2022	Jasbir Seehra	Simon Cooper, Christopher Rovaldi
2021	Jasbir Seehra	Keith Regnante, Jennifer Lachey

Peer Group Issuers, Footnote
(4)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of our common stock and the NASDAQ Biotechnology Index at the end of each fiscal year. In each case, assume reinvestment of dividends and an initial investment of $100 on December 31, 2020.

PEO Total Compensation Amount	$ 8,932,076	$ 6,460,934	$ 7,233,959
PEO Actually Paid Compensation Amount	$ 3,436,404	710,054	(4,452,339)
Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of CAP to Dr. Seehra and average amount of CAP to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable Year ($)*	Add: Fair Value at Applicable Year End of Awards Granted During Applicable Year that Remain Unvested as of Applicable Year End ($)*	Add: Change in Fair Value from the end of the Prior Year to the End of the Applicable Year of Awards Granted During Prior Year that Were Outstanding and Unvested as of Applicable Year End ($)*	Add: Change in Fair Value as of the Vesting Date of Prior Years’ Awards that Vested During the Applicable Year ($)*	CAP ($)*
2023	PEO	8,932,076	7,806,530	5,178,540	(1,474,623)	(1,393,059)	3,436,404
	Average Non-PEO NEOs	3,043,725	2,341,959	1,553,562	(452,836)	(132,530)	1,669,962
2022	PEO	6,460,934	5,475,349	5,394,378	(2,648,420)	(3,021,488)	710,054
	Average Non-PEO NEOs	3,280,411	2,598,901	2,429,695	(303,465)	(262,682)	2,545,058
2021	PEO	7,233,959	6,325,872	4,634,176	(5,076,636)	(4,917,966)	(4,452,339)
	Average Non-PEO NEOs	2,876,731	2,272,741	1,664,952	(1,555,904)	(1,437,932)	(724,895)
*
Amount of equity award adjustments may differ from amount reported in the table above due to rounding. The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal years. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Assumptions	As of the Measurement Dates in Fiscal Year 2023	As of the Measurement Dates in Fiscal Year 2022	As of the Measurement Dates in Fiscal Year 2021
Expiration term (years)	2.09 – 6.31	2.38 – 6.56	3.30 – 5.71
Strike price	$0.48 – $70.93	$0.48 – $70.93	$0.48 – $70.93
Volatility	79.03% – 87.76%	79.46% – 84.72%	78.05% – 83.98%
Expected dividend yield	—	—	—
Risk-free interest rate	3.39% – 4.92%	1.16% – 4.21%	0.29% – 1.33%

Non-PEO NEO Average Total Compensation Amount	$ 3,043,725	3,280,411	2,876,731
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,669,962	2,545,058	(724,895)
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of CAP to Dr. Seehra and average amount of CAP to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable Year ($)*	Add: Fair Value at Applicable Year End of Awards Granted During Applicable Year that Remain Unvested as of Applicable Year End ($)*	Add: Change in Fair Value from the end of the Prior Year to the End of the Applicable Year of Awards Granted During Prior Year that Were Outstanding and Unvested as of Applicable Year End ($)*	Add: Change in Fair Value as of the Vesting Date of Prior Years’ Awards that Vested During the Applicable Year ($)*	CAP ($)*
2023	PEO	8,932,076	7,806,530	5,178,540	(1,474,623)	(1,393,059)	3,436,404
	Average Non-PEO NEOs	3,043,725	2,341,959	1,553,562	(452,836)	(132,530)	1,669,962
2022	PEO	6,460,934	5,475,349	5,394,378	(2,648,420)	(3,021,488)	710,054
	Average Non-PEO NEOs	3,280,411	2,598,901	2,429,695	(303,465)	(262,682)	2,545,058
2021	PEO	7,233,959	6,325,872	4,634,176	(5,076,636)	(4,917,966)	(4,452,339)
	Average Non-PEO NEOs	2,876,731	2,272,741	1,664,952	(1,555,904)	(1,437,932)	(724,895)
*
Amount of equity award adjustments may differ from amount reported in the table above due to rounding. The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal years. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Assumptions	As of the Measurement Dates in Fiscal Year 2023	As of the Measurement Dates in Fiscal Year 2022	As of the Measurement Dates in Fiscal Year 2021
Expiration term (years)	2.09 – 6.31	2.38 – 6.56	3.30 – 5.71
Strike price	$0.48 – $70.93	$0.48 – $70.93	$0.48 – $70.93
Volatility	79.03% – 87.76%	79.46% – 84.72%	78.05% – 83.98%
Expected dividend yield	—	—	—
Risk-free interest rate	3.39% – 4.92%	1.16% – 4.21%	0.29% – 1.33%

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 56.37	68.07	82.95
Peer Group Total Shareholder Return Amount	94.03	89.9	100.02
Net Income (Loss)	$ (152,992,000)	$ (104,679,000)	$ (58,744,000)
PEO Name	Jasbir Seehra
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	2 years 1 month 2 days	2 years 4 months 17 days	3 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	6 years 3 months 21 days	6 years 6 months 21 days	5 years 8 months 15 days
Share Price, Minimum	$ 0.48	$ 0.48	$ 0.48
Share Price, Maximum	$ 70.93	$ 70.93	$ 70.93
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	79.03%	79.46%	78.05%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	87.76%	84.72%	83.98%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.39%	1.16%	0.29%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.92%	4.21%	1.33%
Compensation Actually Paid vs. Net Loss [Text Block]
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,806,530)	$ (5,475,349)	$ (6,325,872)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,178,540	5,394,378	4,634,176
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,474,623)	(2,648,420)	(5,076,636)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,393,059)	(3,021,488)	(4,917,966)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,341,959)	(2,598,901)	(2,272,741)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,553,562	2,429,695	1,664,952
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,836)	(303,465)	(1,555,904)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (132,530)	$ (262,682)	$ (1,437,932)